Property, Plant & Equipment (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Property, Plant & Equipment
Schedule of property, plant and equipment
	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

	February 28,	February 29,
(In thousands)	2013	2012
Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574